Note Transfers of financial assets and servicing rights (Initial fair value of assets obtained as proceeds from residential mortgage loans securitized) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	$ 1,100,670	$ 911,164
Trading account securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	1,088,121	899,604
Trading account securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	869,210	674,557
Trading account securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	218,911	225,047
Mortgage Servicing Rights
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	12,549	11,560
Level 1
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 1 | Trading account securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 1 | Trading account securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 1 | Trading account securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 1 | Mortgage Servicing Rights
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 2
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	1,088,121	899,604
Level 2 | Trading account securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	1,088,121	899,604
Level 2 | Trading account securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	869,210	674,557
Level 2 | Trading account securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	218,911	225,047
Level 2 | Mortgage Servicing Rights
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 3
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	12,549	11,560
Level 3 | Trading account securities
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 3 | Trading account securities | GNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 3 | Trading account securities | FNMA
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	0	0
Level 3 | Mortgage Servicing Rights
Assets
Initial fair value of the assets obtained as proceeds from residential mortgage loans securitized	$ 12,549	$ 11,560